Loans (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Summary of Loans

Loans consist of the following at December 31:

(Dollars in thousands)	2014	2013

Commercial	$123,813	$117,478
Commercial real estate	139,695	129,828
Residential real estate	121,684	111,445
Construction & land development	17,446	13,444
Consumer	7,913	6,687

Total loans before deferred costs	410,551	378,882
Deferred loan costs	352	243

Total loans	$410,903	$379,125

Schedule of Allowances for Loan Losses by Portfolio Segment

The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2014, 2013 and 2012. Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories. During 2014, the increase in the provision for possible loan losses related to commercial loans was primarily due to the increase in the historical loss rate of loans in this category. The increase in the provision related to commercial real estate loans was affected by an increase in loan balances, offset by a decrease in impaired loans. The decrease in the provision related to residential real estate loans was affected by the decrease in the specific allocation amounts related to impaired residential real estate loans, as well as a decrease in the historical loss rates of the loans in this category. The decrease in the provision related to construction and consumer loans was due to the decrease in the historical loss rates in both of these categories.

				Construction
		Commercial	Residential	& Land
(Dollars in thousands)	Commercial	Real Estate	Real Estate	Development	Consumer	Unallocated	Total

December 31, 2014
Beginning balance	$1,219	$1,872	$1,205	$178	$91	$520	$5,085
Provision for loan losses	1,047	23	(164)	(36)	(34)	(193)	643
Charge-offs	(1,005)	(379)	(27)	–	(11)		(1,422)
Recoveries	28	8	25	–	14		75

Net charge-offs	(977)	(371)	(2)	–	3		(1,347)

Ending balance	$1,289	$1,524	$1,039	$142	$60	$327	$4,381

December 31, 2013
Beginning balance	$933	$1,902	$1,096	$253	$76	$320	$4,580
Provision for loan losses	451	78	173	(75)	13	200	840
Charge-offs	(190)	(108)	(82)	–	(48)		(428)
Recoveries	25	–	18	–	50		93

Net charge-offs	(165)	(108)	(64)	–	2		(335)

Ending balance	$1,219	$1,872	$1,205	$178	$91	$520	$5,085

December 31, 2012
Beginning balance	$1,024	$1,673	$894	$180	$78	$233	$4,082
Provision for loan losses	(78)	512	206	73	23	87	823
Charge-offs	(29)	(283)	(106)	–	(89)		(507)
Recoveries	16	–	102	–	64		182

Net charge-offs	(13)	(283)	(4)	–	(25)		(325)

Ending balance	$933	$1,902	$1,096	$253	$76	$320	$4,580

Allowances for Loan Losses and Ending Balances by Portfolio Segment and Impairment Method

The following table presents the balance in the allowance for loan losses and the ending loan balances by portfolio segment and impairment method as of December 31:

				Construction
		Commercial	Residential	& Land
(Dollars in thousands)	Commercial	Real Estate	Real Estate	Development	Consumer	Unallocated	Total

2014
Allowance for loan losses:
Ending allowance balances attributable to loans:
Individually evaluated for impairment	$–	$109	$75	$–	$–	$–	$184
Collectively evaluated for impairment	1,289	1,415	964	142	60	327	4,197

Total ending allowance balance	$1,289	$1,524	$1,039	$142	$60	$327	$4,381

Loans:
Loans individually evaluated for impairment	$5,922	$1,679	$1,612	$–	$–		$9,213
Loans collectively evaluated for impairment	117,891	138,016	120,072	17,446	7,913		401,338

Total ending loans balance	$123,813	$139,695	$121,684	$17,446	$7,913		$410,551

2013
Allowance for loan losses:
Ending allowance balances attributable to loans:
Individually evaluated for impairment	$241	$331	$212	$–	$–	$–	$784
Collectively evaluated for impairment	978	1,541	993	178	91	520	4,301

Total ending allowance balance	$1,219	$1,872	$1,205	$178	$91	$520	$5,085

Loans:
Loans individually evaluated for impairment	$5,576	$3,220	$1,844	$–	$–		$10,640
Loans collectively evaluated for impairment	111,902	126,608	109,601	13,444	6,687		368,242

Total ending loans balance	$117,478	$129,828	$111,445	$13,444	$6,687		$378,882

Schedule of Impairment by Class of Loans

The following table presents loans individually evaluated for impairment by class of loans as of December 31:

		Recorded
	Unpaid	Investment	Recorded	Total		Average	Interest
	Principal	With No	Investment	Recorded	Related	Recorded	Income
(Dollars in thousands)	Balance	Allowance	With Allowance	Investment	Allowance	Investment	Recognized

2014
Commercial	$7,011	$5,889	$37	$5,926	$–	$6,739	$208
Commercial real estate	1,836	950	728	1,678	109	2,723	90
Residential real estate	1,721	885	730	1,615	75	1,796	61
Construction & land development	–	–	–	–	–	–	–

Total impaired loans	$10,568	$7,724	$1,495	$9,219	$184	$11,258	$359

2013
Commercial	$5,595	$7	$5,580	$5,587	$241	$4,185	$182
Commercial real estate	3,540	563	2,658	3,221	331	3,650	163
Residential real estate	2,001	337	1,510	1,847	212	1,315	41
Construction & land development	–	–	–	–	–	21	2

Total impaired loans	$11,136	$907	$9,748	$10,655	$784	$9,171	$388

2012
Commercial	$4,315	$–	$4,329	$4,329	$85	$4,123	$167
Commercial real estate	4,906	1,723	2,849	4,572	522	4,396	152
Residential real estate	1,223	86	1,057	1,143	172	770	18
Construction & land development	173	166	–	166	–	167	–

Total impaired loans	$10,617	$1,975	$8,235	$10,210	$779	$9,456	$337

Schedule of Aging of Past Due and Nonaccrual Loans

The following table presents the aging of past due and nonaccrual loans by class of loans as of December 31:

						Total Past
		30-59 Days	60-89 Days	90 Days +		Due and	Total
(Dollars in thousands)	Current	Past Due	Past Due	Past Due	Nonaccrual	Nonaccrual	Loans

2014
Commercial	$122,283	$362	$96	$1	$1,071	$1,530	$123,813
Commercial real estate	137,683	174	104	–	1,734	2,012	139,695
Residential real estate	120,025	424	92	280	863	1,659	121,684
Construction & land development	17,431	–	15	–	–	15	17,446
Consumer	7,798	73	42	–	–	115	7,913

Total loans	$405,220	$1,033	$349	$281	$3,668	$5,331	$410,551

2013
Commercial	$117,342	$15	$37	$–	$84	$136	$117,478
Commercial real estate	128,462	111	107	40	1,108	1,366	129,828
Residential real estate	109,274	616	467	46	1,042	2,171	111,445
Construction & land development	12,494	–	–	950	–	950	13,444
Consumer	6,524	123	40	–	–	163	6,687

Total loans	$374,096	$865	$651	$1,036	$2,234	$4,786	$378,882

Summary of Troubled Debt Restructurings

Loan modifications that are considered TDRs completed during the year ended December 31:

	Number Of	Pre-Modification	Post-Modification
(Dollars in thousands)	Loans Restructured	Recorded Investment	Recorded Investment

2014
Residential real estate	1	$84	$84

Total restructured loans	1	$84	$84

2013
Commercial real estate	3	$83	$83
Residential real estate	3	264	264

Total restructured loans	6	$347	$347

Summary of Loans by Credit Quality Indicator

Based on the most recent analysis performed, the risk category of loans by class is as follows at December 31:

		Special			Not
(Dollars in thousands)	Pass	Mention	Substandard	Doubtful	Rated	Total

2014
Commercial	$112,467	$3,809	$6,690	$–	$847	$123,813
Commercial real estate	129,792	4,898	3,634	–	1,371	139,695
Residential real estate	209	–	39	–	121,436	121,684
Construction & land development	13,889	1,579	–	–	1,978	17,446
Consumer	–	–	–	–	7,913	7,913

Total	$256,357	$10,286	$10,363	$–	$133,545	$410,551

2013
Commercial	$101,195	$10,352	$5,066	$–	$865	$117,478
Commercial real estate	115,265	9,076	4,041	–	1,446	129,828
Residential real estate	237	–	47	–	111,161	111,445
Construction & land development	9,470	587	1,884	–	1,503	13,444
Consumer	–	–	–	–	6,687	6,687

Total	$226,167	$20,015	$11,038	$–	$121,662	$378,882

Schedule of Loans Not Rated by Class of Loans

The following table presents loans that are not rated, by class of loans as of December 31:

(Dollars in thousands)	Performing	Nonperforming	Total

2014
Commercial	$847	$–	$847
Commercial real estate	1,371	–	1,371
Residential real estate	120,332	1,104	121,436
Construction & land development	1,978	–	1,978
Consumer	7,913	–	7,913

Total	$132,441	$1,104	$133,545

2013
Commercial	$865	$–	$865
Commercial real estate	1,446	–	1,446
Residential real estate	110,119	1,042	111,161
Construction & land development	1,503	–	1,503
Consumer	6,687	–	6,687

Total	$120,620	$1,042	$121,662